Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Text blocks [abstract]
Property, plant and equipment

12.Property, plant and equipment

						Impairment	Transfer to	Effects of	Balance at
	Balance at				Asset Held	expenses/	investment	movements in	31 December
Cost	1 January 2024	Additions	Disposals	Transfers	for Sale	(reversals)	property	exchange rates	2024
Network infrastructure (All operational)	262,524,269	6,661,908	(6,928,047)	14,215,645	-	-	-	(1,652,429)	274,821,346
Land and buildings	16,554,828	1,575,790	(32,410)	3,071,341	-	-	-	(230,093)	20,939,456
Equipment, fixtures and fittings	17,282,003	1,741,655	(709,955)	409,490	-	-	-	(654,412)	18,068,781
Motor vehicles	272,091	15,630	(25,244)	-	-	-	-	(7,786)	254,691
Leasehold improvements	5,463,625	74,651	(1,114)	22,109	-	-	-	(195)	5,559,076
Electricity production power plant	489,643	4,546	-	-	-	-	-	19	494,208
Construction in progress	3,520,523	19,287,242	(83,315)	(17,682,695)	-	-	-	(25,189)	5,016,566
Total	306,106,982	29,361,422	(7,780,085)	35,890	-	-	-	(2,570,085)	325,154,124

Accumulated depreciation
Network infrastructure (All operational)	183,042,029	17,105,348	(5,638,083)	-	-	16,611	-	(2,466,196)	192,059,709
Land and buildings	4,127,782	775,368	-	-	-	-	-	(125,484)	4,777,666
Equipment, fixtures and fittings	17,521,935	1,832,636	(153,228)	-	-	2	-	(1,162,731)	18,038,614
Motor vehicles	257,078	26,288	(22,177)	-	-	-	-	(43,147)	218,042
Leasehold improvements	4,905,519	443,277	(21)	-	-	-	-	1,467	5,350,242
Electricity production power plant	23,833	25,321	-	-	-	-	-	34,953	84,107
Total	209,878,176	20,208,238	(5,813,509)	-	-	16,613	-	(3,761,138)	220,528,380

Net book value	96,228,806	9,153,184	(1,966,576)	35,890	-	(16,613)	-	1,191,053	104,625,744

Depreciation expenses for the years ended 31 December 2024 and 2023 amounting to TL 20,224,851 and TL 17,235,704 respectively include impairment losses and are recognized in cost of revenue. Impaired network infrastructure mainly consists of damaged or technologically inadequate mobile and fixed network infrastructure investments. Expenses from impairment losses on property, plant and equipment for the year ended 31 December 2024 is TL 16,613 and is recognized under depreciation expenses (31 December 2023 Reversal from impairment losses: TL 35,796).

12. Property, plant and equipment (continued)

						Impairment	Transfer to	Effects of	Balance at
	Balance at				Asset Held	expenses/	investment	movements in	31 December
Cost	1 January 2023	Additions	Disposals	Transfers	for Sale	(reversals)	property	exchange rates	2023
Network infrastructure (All operational)	272,692,565	7,807,662	(3,963,934)	10,742,609	(21,562,779)	-	-	(3,191,854)	262,524,269
Land and buildings	14,440,765	2,173,950	(32,572)	75,698	(143,545)	-	204,167	(163,635)	16,554,828
Equipment, fixtures and fittings	16,322,521	1,694,639	(257,563)	464,988	(249,176)	-	-	(693,406)	17,282,003
Motor vehicles	250,342	44,319	(12,044)	295	(3,572)	-	-	(7,249)	272,091
Leasehold improvements	5,401,828	102,035	(788)	(3)	(36,366)	-	-	(3,081)	5,463,625
Electricity production power plant (Note 3)	489,643	-	-	-	-	-	-	-	489,643
Construction in progress	5,515,742	10,417,845	(132,938)	(12,038,902)	(529,600)	1,262	-	287,114	3,520,523
Total	315,113,406	22,240,450	(4,399,839)	(755,315)	(22,525,038)	1,262	204,167	(3,772,111)	306,106,982

Accumulated depreciation
Network infrastructure (All operational)	187,851,459	13,111,126	(3,925,764)	-	(13,834,432)	(34,198)	-	(126,162)	183,042,029
Land and buildings	2,861,457	980,232	(11,903)	-	(101,293)	(316)	163,899	235,706	4,127,782
Equipment, fixtures and fittings	16,022,790	3,057,392	(183,416)	-	(183,352)	(20)	-	(1,191,459)	17,521,935
Motor vehicles	233,069	45,352	(11,428)	-	(2,970)	-	-	(6,945)	257,078
Leasehold improvements	4,886,988	52,718	-	-	(32,067)	-	-	(2,120)	4,905,519
Electricity production power plant (Note 3)	34,912	24,680	-	-	-	-	-	(35,759)	23,833
Total	211,890,675	17,271,500	(4,132,511)	-	(14,154,114)	(34,534)	163,899	(1,126,739)	209,878,176

Net book value	103,222,731	4,968,950	(267,328)	(755,315)	(8,370,924)	35,796	40,268	(2,645,372)	96,228,806